GLOBAL X FUNDS
(the “Trust”)

Global X China Consumer ETF	Global X | JPMorgan Efficiente Index ETF
Global X China Energy ETF	Global X | JPMorgan U.S. Sector Rotator Index ETF
Global X China Financials ETF	Global X Permanent ETF
Global X China Industrials ETF	Global X Guru® Index ETF
Global X China Materials ETF	Global X Guru® Activist Index ETF
Global X NASDAQ China Technology ETF	Global X Guru® International Index ETF
Global X FTSE Southeast Asia ETF	Global X Scientific Beta US ETF
Global X FTSE Andean 40 ETF	Global X Scientific Beta Europe ETF
Global X MSCI Colombia ETF	Global X Scientific Beta Japan ETF
Global X Brazil Mid Cap ETF	Global X Scientific Beta Asia ex-Japan ETF
Global X Brazil Consumer ETF	Global X YieldCo Index ETF
Global X MSCI Argentina ETF	Global X S&P 500® Catholic Values ETF
Global X MSCI Greece ETF	Global X MSCI SuperDividend® EAFE ETF
Global X MSCI Norway ETF	Global X Guru® Value Index ETF
Global X FTSE Nordic Region ETF	Global X Risk Parity ETF
Global X MSCI Nigeria ETF	Global X Scientific Beta Developed Markets ex-US ETF
Global X Next Emerging & Frontier ETF	Global X Scientific Beta Emerging Markets ETF
Global X MSCI Portugal ETF	Global X SuperIncome™ ETF
Global X MSCI Pakistan ETF	Global X Central America Index ETF
Global X Brazil Industrials ETF	Global X Central and Northern Europe ETF
Global X Brazil Materials ETF	Global X Southern Europe ETF
Global X Brazil Utilities ETF	Global X Eastern Europe ETF
Global X China Mid Cap ETF	Global X Emerging Africa ETF
Global X Czech Republic Index ETF	Global X Sub-Saharan Africa Index ETF
Global X FTSE Bangladesh Index ETF	Global X FTSE Frontier Markets ETF
Global X Silver Miners ETF	Global X FTSE Morocco 20 Index ETF
Global X Gold Explorers ETF	Global X FTSE Sri Lanka Index ETF
Global X Copper Miners ETF	Global X FTSE Ukraine Index ETF
Global X Uranium ETF	Global X Hungary Index ETF
Global X Lithium & Battery Tech ETF	Global X Kazakhstan Index ETF
Global X Fertilizers/Potash ETF	Global X Kuwait ETF
Global X SuperDividend® ETF	Global X Luxembourg ETF
Global X SuperDividend® U.S. ETF	Global X Slovakia Index ETF
Global X MSCI SuperDividend® Emerging Markets ETF	Global X Advanced Materials ETF
Global X SuperDividend® REIT ETF	Global X Cement ETF
Global X SuperIncome™ Preferred ETF	Global X Land ETF
Global X Social Media ETF	Global X FTSE Railroads ETF
Global X FTSE Toll Roads & Ports ETF

SUPPLEMENT DATED FEBRUARY 13, 2018
TO THE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR THE ABOVE SERIES OF THE TRUST DATED MARCH 1, 2017, AS SUPPLEMENTED FROM TIME TO TIME

On February 12, 2018, Global X Management Company, LLC (“Global X Management”), the investment adviser to the Trust, entered into an agreement and plan of merger pursuant to which an indirect wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”) would be merged with and into Global X Management (the "Transaction"). As a result of the merger, upon completion of the Transaction, Global X Management will become an indirect wholly-owned subsidiary of Mirae. The Transaction is not expected to result in any change in the management, investment objectives, or policies of any of the series of the Global X Funds (together, the “Funds”).

Global X Management is the investment manager to each of the Funds.  The closing of the Transaction will result in the automatic termination of each Fund’s investment management agreement with Global X Management.   It is anticipated that the Board of Trustees of the Trust (the “Board”) will consider a new investment management agreement with Global X Management for each of the Funds (collectively, the “New Agreements”).  If approved by the Board, the New Agreements will be presented to the Funds’ shareholders for approval.  Subject to requisite approval by the shareholders of the Funds, the New Agreements would take effect upon termination of the Funds’ current investment management agreements when the Transaction closes.

The Transaction is expected to close in the third quarter of 2018 pending receipt of certain regulatory approvals and subject to the satisfaction of other customary closing conditions.  There can be no assurance that the Transaction will be consummated as contemplated or that necessary conditions will be satisfied.

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